LONG-TERM INVESTMENT (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 21, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
LONG-TERM INVESTMENT
Share of income (loss) from equity method investment			$ 2,118	$ 221
Investment In Maikailai Technologies Co. Ltd.
LONG-TERM INVESTMENT
Long-term investments		$ 17,297	2,873
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount			0
Equity Securities without Readily Determinable Fair Value, Upward Price Adjustment, Annual Amount		13,450	0
Equity Securities without Readily Determinable Fair Value, Downward Price Adjustment, Annual Amount		0
Equity Securities, FV-NI, Unrealized Gain (Loss)		13,450	0	0
Equity Securities, FV-NI, Realized Gain (Loss)		0	0	0
Equity Securities, FV-NI, Gain (Loss)		13,450	0	0
Equity Securities, FV-NI		$ 0	0	0
Demon
LONG-TERM INVESTMENT
Percentage of equity interest						30.00%
Total consideration						$ 2,100
Share of income (loss) from equity method investment			124	$ 221
Wuhan Zall Internet Technology Co. Ltd.
LONG-TERM INVESTMENT
Share of income (loss) from equity method investment			$ 1,994
Percentage Of Equity Interest Transferred	30.00%
Proceeds from equity interest	$ 4,223
Maikailai
LONG-TERM INVESTMENT
Percentage of equity interest					10.53%
Total consideration					$ 2,950